File No. 33-84546
                                                                       811-08786


     As filed with the Securities and Exchange Commission on May 28, 2004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---
                      Pre-Effective Amendment No. __              /   /
                                                                   ---
                      Post-Effective Amendment No. 31             / X /
                                                                   ---

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---
                             Amendment No. 32                     / X /
                                                                   ---
                        (Check appropriate box or boxes)


                           PIONEER VARIABLE CONTRACTS TRUST
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Variable Contracts Trust,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph (b)
          X  60 days after filing pursuant to paragraph (a)(1)
         ---
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A of this Amendment consists of (i) the prospectus supplement set forth below and (ii) Pioneer Variable Contracts Trust prospectuses offering Class I and Class II shares of Pioneer Real Estate Shares VCT Portfolio dated
April 29, 2004 (filed on April 29, 2004; accession number 0001016964-04-000122), which is incorporated by reference.

                                                                [date]

       Supplement to the April 29, 2004 Class I and II Shares Prospectuses
                     of Pioneer Variable Contracts Trust for
                    Pioneer Real Estate Shares VCT Portfolio

The date of the prospectuses is now [date].

Pioneer Investment Management, Inc. ("Pioneer"), the investment adviser to Pioneer Real Estate Shares VCT Portfolio (the "portfolio"), has engaged AEW Management and Advisors, L.P. ("AEW") to act as the portfolio's subadviser. The following supplements the corresponding sections of the Prospectus relating to the portfolio. Please refer to the Prospectus for the remaining text of the supplemented sections.

All references to Pioneer in the section "Basic Information about the Pioneer Real Estate Shares VCT Portfolio" and "Common Portfolio Investment Policies" to the extent applicable to the portfolio include the subadviser.

The following sections under the heading "Management" are amended in their entirety.

Portfolio Management

Investment Adviser. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule which would supersede the order, Pioneer and the portfolio intend to rely on such rule to permit Pioneer, subject to the approval of the Board of Trustees and other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. The existing shareholders of the portfolio approved this policy and the hiring of AEW as the portfolio's subadviser at a special shareholder meeting held on April 29, 2004.

Investment subadviser. AEW, the portfolio's subadviser, is located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210. As of December 31, 2003, AEW and its affiliates had $8.0 billion of net assets under management. AEW assumed its role as subadviser to the portfolio on May 3, 2004.

Day-to-day management of the portfolio's portfolio is the responsibility of Matthew A. Troxell, CFA. Mr. Troxell is a Senior Portfolio Manager at AEW with responsibility for construction and management of all the firm's publicly traded real estate equities portfolios. He has been employed at AEW as part of the REIT group since 1994.


                                                                   15842-00-0504
                                        (c) 2004 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

Part B of this Amendment consists of (i) the supplement to the Statement of Additional Information set forth below, (ii) Pioneer Variable Contracts Trust Statement of Additional Information, dated April 29, 2004
(filed on April 29, 2004; accession number 0001016964-04-000122), which is incorporated herein by reference, and (iii) Pioneer Variable Contracts Trust's annual report dated December 31, 2003 (filed on March 5, 2004; accession number 0000812195-04-000021), which is incorporated herein by reference.

                                                                  [date]

        Supplement to the April 29, 2004 Class I and II Shares Statement of Additional Information for Pioneer Variable Contracts Trust

                    Pioneer Real Estate Shares VCT Portfolio

Pioneer Investment Management, Inc. ("Pioneer"), the investment adviser to Pioneer Real Estate Shares VCT Portfolio (the "real estate portfolio"), has engaged AEW Management and Advisors, L.P. ("AEW") to act as the real estate portfolio's subadviser.

References in the Statement of Additional Information under "Investment Policies, Risks and Restrictions" and "Portfolio Transactions" to Pioneer, to the extent applicable to the real estate portfolio, include, where the context requires, references to the subadviser.

The fundamental and non-fundamental investment restrictions applicable to Pioneer Real Estate Shares VCT Portfolio under the section of the Statement of Additional Information under the heading "Investment Restrictions" are amended as follows:

The real estate portfolio may not:

(1) Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Senior securities that the real estate portfolio may issue in accordance with the 1940 Act include borrowing, futures, when-issued and delayed delivery securities and forward foreign currency exchange transactions.

(2) Borrow money, except (i) on a temporary basis and (ii) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Under current regulatory requirements, the real estate portfolio may: (A) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the real estate portfolio's total assets (including the amount borrowed); (B) borrow up to an additional 5% of the real estate portfolio's assets for temporary purposes; (C) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (D) purchase securities on margin to the extent permitted by applicable law; and (E) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) Invest in real estate, except (a) that the real estate portfolio may invest in securities of issuers that invest in real estate or interests therein, securities of real estate investment trusts, mortgage-backed securities and other securities that represent a similar indirect interest in real estate; and
(b) the real estate portfolio may acquire real estate or interests therein through exercising rights or remedies with regard to an instrument or security.

(4) Make loans, except that the real estate portfolio may (i) lend portfolio securities in accordance with the real estate portfolio's investment policies,
(ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the real estate portfolio may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

(5) Invest in commodities or commodity contracts, except that the real estate portfolio may invest in currency instruments and currency contracts and financial instruments and financial contracts that might be deemed to be commodities and commodity contracts in accordance with applicable law. A futures contract, for example, may be deemed to be a commodity contract.

(6) Make any investment inconsistent with its classification as a diversified open-end investment company (or series thereof) under the 1940 Act. Currently, diversification means that, with respect to 75% of its total assets, the real estate portfolio may not purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities) if (A) such purchase would cause more than 5% of the real estate portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the real estate portfolio.

(7) Act as an underwriter, except insofar as the real estate portfolio technically may be deemed to be an underwriter in connection with the purchase or sale of its portfolio securities.

The real estate portfolio will invest 25% or more of its total assets in securities issued by companies in the real estate industry. Except as noted in the previous sentence, the real estate portfolio may not concentrate its investments in securities of companies in any particular industry.

Non-fundamental investment restrictions. In addition, as a matter of non-fundamental investment policy, the real estate portfolio has agreed not to:

(a) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the real estate portfolio has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that a real estate portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions, options, futures contracts and options on futures contracts.

The Section under the heading "Investment Adviser" is supplemented to add the following information regarding the management of the real estate portfolio.

Pioneer has engaged AEW Management and Advisors, L.P. (as defined above "AEW") to act as the real estate portfolio's subadviser. As the real estate portfolio's investment adviser, Pioneer oversees the real estate portfolio's operations and supervises AEW, which is responsible for the day-to-day management of the real estate portfolio's real estate portfolio (see "Investment Subadviser" below). Except as otherwise provided under "Investment Subadviser" below, Pioneer also maintains books and records with respect to the real estate portfolio's securities transactions, and reports to the Trustees on the real estate portfolio's investments and performance.

Under the terms of its management contract with the real estate portfolio, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the real estate portfolio, with the exception of the following, which are paid by the real estate portfolio: (i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities, and personnel compensation, training and benefits; (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, registrar or any other agent appointed by the real estate portfolio; (iv) issue and transfer taxes chargeable to the real estate portfolio in connection with securities transactions to which the real estate portfolio is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the real estate portfolio to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the real estate portfolio and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (vii) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust and the Trustees; (ix) any fees paid by the real estate portfolio in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (x) compensation of those Trustees who are not affiliated with, or "interested persons" of, Pioneer, the Trust (other than as Trustees), PIM-USA or PFD; (xi) the cost of preparing and printing share certificates; (xii) interest on borrowed money, if any; and (xiii) any other expense that the real estate portfolio, Pioneer or any other agent of the real estate portfolio may incur (A) as a result of a change in the law or regulations, (B) as a result of a mandate from the Board of Trustees with associated costs of a character generally assumed by similarly structured investment companies or (C) that is similar to the expenses listed above, and that is approved by the Board of Trustees (including a majority of the Independent Trustees) as being an appropriate expense of the real estate portfolio. In addition, the real estate portfolio pays all brokers' and underwriting commissions chargeable to the real estate portfolio in connection with its securities transactions.

Advisory fee. As compensation for its management services and expenses incurred, the real estate portfolio pays Pioneer a fee at the annual rate of 0.80% of the real estate portfolio's average daily net assets. This fee is computed and accrued daily and paid monthly. See the table in Annual Fee, Expense and Other Information for management fees paid to Pioneer during recently completed fiscal years.

Investment subadviser. As described in the prospectus, AEW serves as the real estate portfolio's investment subadviser with respect to a portion of the real estate portfolio's assets that Pioneer designates from time to time. With respect to the current fiscal year, Pioneer anticipates that it will designate AEW as being responsible for the management of all the real estate portfolio's assets, with the exception of the real estate portfolio's cash balances, which will be invested by Pioneer. AEW will, among other things, continuously review and analyze the investments in the real estate portfolio's portfolio and, subject to the supervision of Pioneer, manage the investment and reinvestment of the real estate portfolio's assets. AEW, a Delaware limited partnership is an investment adviser registered with the SEC. AEW and its affiliates provide real estate investment advice to public, corporate, union and government pension plans and endowments.

As of December 31, 2003, AEW and its affiliates had $8 billion of net assets under management. AEW specializes in designing and executing real estate investment strategies focused in three areas: direct investments in real estate, real estate-related securities, such as real estate investment trusts ("REITs"), and high-return debt and equity investments in real estate projects. AEW is a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., formerly Nvest Companies, L.P., a firm with 12 U.S. investment management affiliates having an aggregate of $135 billion in assets under management. CDC IXIS Asset Management North America, L.P. is a subsidiary of CDC IXIS Asset Management, the investment management arm of France's Caisse des depots Group, a quasi-governmental entity. AEW is located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210.

Pioneer and AEW have entered into a subadvisory contract, dated as of May 3, 2004, pursuant to which AEW has agreed, among other things, to:

o comply with the provisions of the Declaration of Trust and By-laws, the 1940 Act, the Advisers Act of 1940 (the "Advisers Act") and the investment objectives, policies and restrictions of the real estate portfolio;

o cause the real estate portfolio to comply with the requirements of Subchapters L and M of the Code;

o comply with any policies, guidelines, procedures and instructions as Pioneer may from time to time establish;

o be responsible for voting proxies and acting on other corporate actions;

o maintain separate books and detailed records of all matters pertaining to the portion of the real estate portfolio's assets advised by AEW required by Rule 31a-1 under the 1940 Act relating to its responsibilities provided hereunder with respect to the real estate portfolio;

o ensure that its Access Persons comply in all respects with AEW's Code of Ethics, as in effect from time to time; and

o        furnish reports to the Trustees and Pioneer.

Subadvisory fee. For its services, AEW is entitled to a subadvisory fee from Pioneer at an annual rate of 0.40% of the first $100 million of the combined average daily net assets of the real estate portfolio and Pioneer Real Estate Shares (another real estate fund managed by Pioneer) and 0.30% of the combined average daily net assets of the real estate portfolio and Pioneer Real Estate Shares in excess of $100 million. As of December 31, 2003, the combined assets of the real estate portfolio and Pioneer Real Estate Shares were $190,234,643. The fee will be paid monthly in arrears. The portfolio has no responsibility to pay any fee to AEW.

Pioneer has received an order from the SEC that permits Pioneer, subject to the approval of the Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the real estate portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the order, Pioneer and the real estate portfolio intend to rely on such rule to permit Pioneer, subject to the approval of the Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the real estate portfolio without shareholder approval. The existing shareholders of the real estate portfolio approved this policy at a special shareholder meeting held on April 29, 2004.

Continuance of Management Contract and approval of Subadvisory Agreement. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Advisers Act, as applicable. Pursuant to the management and subadvisory contracts, neither Pioneer nor the subadviser will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer or the subadviser. Pioneer and the subadviser, however, are is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its their duties or by reason of its their reckless disregard of its their obligations and duties under the management or subadvisory contract. The management contract and subadvisory agreement terminate if assigned and may be terminated without penalty upon not more than 60 days' nor less than 30 days' written notice to the other party or by vote of a majority of the real estate portfolio's outstanding voting securities.

PART C
                                OTHER INFORMATION

Item 23. Exhibits.

Amended Form N-1A
Exhibit Reference

     (a)            1.1      Amended Agreement and Declaration of Trust.(1)
     (a)            1.2      Amended Certificate of Trust.(1)
     (a)            1.3      Amendment to the Amended Agreement and Declaration
                             of Trust.(2)
     (a)            1.4      Amendment to the Amended Agreement and Declaration
                             of Trust.(3)
     (a)            1.5      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(4)
     (a)            1.6      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(5)
     (a)            1.7      Amendment to the Amended Agreement and Declaration
                             of Trust.(6)
     (a)            1.8      Amendments to the Amended Agreement and Declaration
                             of Trust.(7)
     (a)            1.9      Amendments to the Amended Agreement and Declaration
                             of Trust.(9)
     (a)            1.10     Amendment to the Amended Agreement and Declaration
                             of Trust.(10)
     (a)            1.11     Amendment to the Amended Agreement and Declaration
                             of Trust.(11)
     (a)            1.12     Amendment to the Amended Agreement and Declaration
                             of Trust.(13)
     (a)            1.13     Amendment to the Amended Agreement and Declaration
                             of Trust.(15)
     (b)            2.       Amended and Restated By-Laws.(8)
     (c)            4.       None.
     (d)            5.1      Management Contract for Pioneer Balanced VCT
                             Portfolio.(8)
     (d)            5.3      Management Contract for Pioneer America Income VCT
                             Portfolio.(8)
     (d)            5.4      Management Contract for Pioneer Emerging Markets
                             VCT Portfolio.(8)
     (d)            5.5      Management Contract for Pioneer Equity Income VCT
                             Portfolio.(8)
     (d)            5.6      Management Contract for Pioneer Europe VCT
                             Portfolio.(8)
     (d)            5.11     Management Contract for Pioneer Growth Shares VCT
                             Portfolio.(8)
     (d)            5.12     Management Contract for Pioneer High Yield VCT
                             Portfolio.(8)
     (d)            5.13     Management Contract for Pioneer International
                             Value VCT Portfolio.(8)
     (d)            5.14     Management Contract for Pioneer Mid Cap Value VCT
                             Portfolio.(8)
     (d)            5.15     Management Contract for Pioneer Money Market VCT
                             Portfolio.(8)
     (d)            5.16     Management Contract for Pioneer Fund VCT
                             Portfolio.(8)
     (d)            5.17     Management Contract for Pioneer Real Estate Shares
                             VCT Portfolio.(16)
     (d)            5.19     Management Contract for Pioneer Small Company VCT
                             Portfolio.(8)
     (d)            5.20     Management Contract for Pioneer Strategic Income
                             VCT Portfolio.(8)
     (d)            5.23     Management Contract for Pioneer Small Cap Value
                             VCT Portfolio.(9)
     (d)            5.28     Management Contract for Pioneer Value VCT
                             Portfolio.(12)
     (d)            5.29     Management Contract for Pioneer Oak Ridge
                             Large Cap Growth VCT Portfolio.(16)
     (d)            5.30     Form of Management Contract for Pioneer Papp Stock
                             VCT Portfolio.(13)
     (d)            5.31     Form of Management Contract for Pioneer Papp
                             Strategic Growth VCT Portfolio.(13)
     (d)            5.32     Management Contract for Pioneer Papp Small
                             and Mid Cap Growth VCT Portfolio.(16)
     (d)            5.33     Subadvisory Agreement between Pioneer
                             Investment Management, Inc. and Oak Ridge
                             Investments, LLC.(16)
     (d)            5.34     Subadvisory Agreement between Pioneer
                             Investment Management, Inc. and L. Roy Papp &
                             Associates, LLP.(15)
     (d)            5.35     Management Contract for Pioneer Papp
                             America-Pacific Rim VCT Portfolio.(14)
     (d)            5.36     Subadvisory Agreement between Pioneer
                             Investment Management, Inc. and AEW Management and
                             Advisors, L.P.(16)
     (e)            6.       Underwriting  Agreement  between the Registrant and
                             Pioneer Funds Distributor, Inc.(8)
     (f)            7.       None.
     (g)            8.       Custodian Agreement between the Registrant and
                             Brown Brothers Harriman & Co.(12)
     (h)            9.       Investment Company Service Agreement between the
                             Registrant and Pioneer Investment Management
                             Shareholder Services, Inc.(13)
     (h)            9.1      Administration Agreement between the Registrant and
                             Pioneer Investment Management, Inc. (formerly
                             Pioneering Management Corporation).(12)
     (h)            9.2      Expense Limit and Reimbursement Agreement (16)
     (i)            10.      Opinion of Counsel.(1)
     (j)            11.      Consent of Independent Auditors.(16)
     (k)            12.      None.
     (l)            13.      Share Purchase Agreement.(1)
     (m)            15.      Form of Distribution Plan relating to Class II
                             shares.(13)
     (n)            18.      Form of Multiple Class Plan pursuant to Rule 18f-3
                             relating to Class II shares.(13)
     (o)            19.1     Pioneer Code of Ethics.(13)
     (o)            19.2     Oak Ridge Asset Management, LLC Code of Ethics.(13)
     (o)            19.3     L. Roy Papp & Associates, LLP Code of Ethics.(13)
     (o)            19.4     AEW Management and Advisors, L.P.Code of Ethics(16)
     n/a            20.      Powers of Attorney.(11)

------------------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 8, 1995 (Accession No. 0000930709-95-000005).

(2) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 6 to the Registration Statement (File No. 33-84546) as filed with the SEC on August 18, 1997 (Accession No. 0000930709-97-000011).

(3) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement (File No. 33-84546) as filed with the SEC on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 11 to the Registration Statement (File No.33-84546) as filed with the SEC on June 4, 1999 (Accession No. 0000930709-99-000016).

(5) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement (File No.33-84546) as filed with the SEC on January 12, 2000 (Accession No. 0000930709-00-000002).

(6) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 15 to the Registration Statement (File No.33-84546) as filed with the SEC on July 6, 2000 (Accession No. 0000930709-00-000018).

(7) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 18 to the Registration Statement (File No.33-84546) as filed with the SEC on January 18, 2001 (Accession No. 0001016964-01-000006).

(8) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registration Statement (File No.33-84546) as filed with the SEC on April 26, 2001 (Accession No. 0001016964-01-500006).

(9) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registration Statement (File No.33-84546) as filed with the SEC on October 22, 2001 (Accession No. 0000930709-01-500036).

(10) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 24 to the Registration Statement (File No.33-84546) as filed with the SEC on May 1, 2002 (Accession No. 0001016964-02-000111).

(11) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 26 to the Registration Statement (File No.33-84546) as filed with the SEC on February 18, 2003 (Accession No. 0001016964-03-000044).

(12) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 27 to the Registration Statement (File No.33-84546) as filed with the SEC on May 1, 2003 (Accession No. 0001016964-03-000126).

(13) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registration Statement (File No.33-84546) as filed with the SEC on November 18, 2003 (Accession No. 0001016964-03-000241).

(14) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 29 to the Registration Statement (File No.33-84546) as filed with the SEC on January 30, 2004 (Accession No. 0001016964-04-000026).

(15) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 30 to the Registration Statement (File No.33-84546) as filed with the SEC on April 29, 2004 (Accession No. 0001016964-04-000122).

(16) Filed herewith.

(17) To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust, dated
March 10, 1995 (the "Declaration"), establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Scott C. Brandeweide   Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Juan Segui-Clausen     Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of May, 2004.

                                             PIONEER REAL ESTATE SHARES



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood                   Dated: May 28, 2004)
         Osbert M. Hood
         Attorney-in-Fact

                                  Exhibit Index

Exhibit
Number     Document Title


(d)/5.17     Management Contract for Pioneer Real Estate Shares VCT Portfolio.

(d)/5.29     Management Contract for Pioneer Oak Ridge Large Cap Growth VCT
             Portfolio.

(d)/5.32 Management Contract for Pioneer Papp Small and Mid Cap Growth VCT Portfolio.

(d)/5.33 Subadvisory Agreement between Pioneer Investment Management, Inc. and Oak Ridge Investments, LLC.

(d)/5.35     Management Contract for Pioneer Papp America-Pacific Rim VCT
             Portfolio.

(d)/5.36 Subadvisory Agreement between Pioneer Investment Management, Inc. and AEW Management and Advisors, L.P.

(h)/9.2      Expense Limit and Reimbursement Agreement

(j)/11.      Consent of Independent Auditors.

(o)/19.4     AEW Management and Advisors, L.P. Code of Ethics